Additional Information: Condensed Financial Statements of Parent Company	12 Months Ended
Jun. 30, 2015
ADDITIONAL INFORMATION
Additional Information

ADDITIONAL INFORMATION: CONDENSED FINANCIAL STATEMENTS OF PARENT COMPANY

Rule 12-04(a) and 4-08(e)(3) of Regulation S-X require condensed financial information as to the financial position, cash flows and results of operations of a parent company as of and for the same periods for which the audited consolidated financial statements have been presented when the restricted net assets of the consolidated and unconsolidated subsidiaries together exceed 25% of consolidated net assets as of the end of the most recently completed fiscal year.

The following condensed financial statements of the Company have been prepared using the same accounting policies as set out in the Group’s consolidated financial statements except that the Company used the equity method to account for its investment in its subsidiaries and VIEs. Such investment is presented on the separate condensed balance sheets of the Company as “Investment in subsidiaries and VIEs” and “Accumulated losses in excess of investment in subsidiaries and VIEs”. The Company, its subsidiaries and VIEs were included in the consolidated financial statements whereby the inter-company balances and transactions were eliminated upon consolidation. The Company’s share of income from its subsidiaries and VIEs is reported as share of income from subsidiaries and VIEs in the condensed financial statements.

The Company is a Cayman Islands company and, therefore, is not subjected to income taxes for all years presented except for the PRC withholding tax on its investments in China. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company. Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted.

As of June 30, 2014 and 2015, there were no material commitments or contingencies, significant provisions for long term obligations or guarantees of the Company, except for those which have been separately disclosed in the consolidated financial statements, if any.

Condensed Balance Sheets of Parent Company

	As of June 30
	2014	2015	2015
	RMB	RMB	US$ (Note 3(d))
ASSETS
Current assets:
Cash and cash equivalents	528,627	479,795	77,386
Restricted cash	-	6,103	984
Amounts due from a related party	2,378	858	139
Amounts due from subsidiaries and VIEs	4,145	4,145	669
Prepayments and other current assets	329	20,228	3,263
Total current assets	535,479	511,129	82,441
Non-current assets:
Restricted cash	8,024	-	-
Investment in subsidiaries and VIEs	532,634	824,238	132,942
Total non-current assets	540,658	824,238	132,942
Total assets	1,076,137	1,335,367	215,383

	As of June 30
	2014	2015	2015
	RMB	RMB	US$ (Note 3(d))
LIABILITY EQUITY AND SHAREHOLDERS’ EQUITY
Current liabilities:
Current portion of long-term bank loans	128,135	121,584	19,610
Amounts due to related parties	990	-	-
Amounts due to subsidiaries and VIEs	17,851	25,713	4,148
Salaries and welfare payable	96	9	1
Taxes payable	8,000	4,093	660
Accrued expenses and other current liabilities	21,857	5,472	883
Deferred tax liability	-	-	-
Total current liabilities	176,929	156,871	25,302
Non-current liabilities:
Long-term bank loans	291,044	158,755	25,606
Total liabilities	467,973	315,626	50,908
Commitments and contingencies

Shareholders’ equity
Ordinary shares (US$0.01 par value; 2,000,000,000 shares authorized as of June 30, 2014 and 2015, 99,882,260 (including 13,442,222 Class A and 86,440,038 Class B) and 124,882,170 (including 39,955,627 Class A and 84,926,543 Class B) shares issued and outstanding as of June 30, 2014 and 2015, respectively)	6,799	7,296	1,177
Additional paid-in capital	1,330,038	1,491,387	240,546
Accumulated other comprehensive loss	(1,684)	(3,171)	(511)
Accumulated deficit	(726,989)	(475,771)	(76,737)
Total shareholders’ equity	608,164	1,019,741	164,475
Total liabilities and shareholders’ equity	1,076,137	1,335,367	215,383

Condensed Statements of Comprehensive Income of Parent Company

	For the Year Ended June 30
	2013	2014	2015	2015
	RMB	RMB	RMB	US$ Note 3(d)
Net revenues	-	-	-	-
Cost of services	-	-	-	-
Gross loss	-	-	-	-
Operating expenses	(7,160)	(238)	(9,837)	(1587)
Loss from operations	(7,160)	(238)	(9,837)	(1,587)
Interest expenses, net	(6,291)	(9,342)	(10,527)	(1,698)
Other expenses, net	-	(2,161)	905	146
Loss before income taxes and investments in subsidiaries and VIEs	(13,451)	(11,741)	(19,459)	(3,139)
Income tax expenses	(22,410)	-	-	-
Share of income from investments in subsidiaries and VIEs	191,694	197,631	270,677	43,658
Net income	155,833	185,890	251,218	40,519
Less: Deemed dividend to a preferred shareholder	(265,032)	-	-	-
Income allocated to participating preferred shareholders	-	(708)	-	-
Net (loss)/income attributable to ordinary shareholders	(109,199)	185,182	251,218	40,519
Comprehensive income:
Net income	155,833	185,890	251,218	40,519
Foreign currency translation adjustment, net of tax	8,911	992	(1,487)	(240)
Total comprehensive income	164,744	186,882	249,731	40,279

Condensed Statements of Cash Flows of Parent Company

	For the Year Ended June 30
	2013	2014	2015	2015
	RMB	RMB	RMB	US$ (Note 3(d))
Net cash provided by/(used in) operating activities	4,523	193,153	(10,506)	(1,695)
Cash flows from investing activities:
Cash paid for a business acquisition	-	(96,804)	-	-
Release of restricted cash	-	14,872	-	-
Cash allocated to restricted cash	(14,872)	(8,024)	-	-
Net cash used in investing activities	(14,872)	(89,956)	-	-
Cash flows from financing activities:
Proceeds from IPO and CPP, net of expenses	-	515,301	-	-
Payment of accrued IPO and CPP expenses	-	-	(21,106)	(3,404)
Proceeds from exercise of over-allotment options, net of expenses	-	-	65,004	10,485
Proceeds from exercise of options	3,495	40,182	58,389	9,417
Repurchase of preferred shares	(423,867)	-	-	-
Dividends distributed to Zhaopin Limited’s shareholders	-	(147,650)	-	-
Proceeds of bank loans	427,007	423,185	73,364	11,833
Repayment of bank loans	-	(415,925)	(214,459)	(34,590)
Payment of bank loan facility transaction costs	(2,854)	(375)	(148)	(25)
Settlement of derivative instruments	-	(5,121)	890	144
Net cash provided by/(used in) financing activities	3,781	409,597	(38,066)	(6,140)
Effect of foreign exchange rate changes on cash and cash equivalents	(783)	448	(260)	(41)
Net (decrease)/increase in cash and cash equivalents	(7,351)	513,242	(48,832)	(7,876)
Cash and cash equivalents, beginning of the year	22,736	15,385	528,627	85,262
Cash and cash equivalents, end of the year	15,385	528,627	479,795	77,386

Notes to the Condensed Financial Statements of Parent Company

(a)	The condensed financial statements of the Company have been prepared in accordance with SEC Regulation S-X Rules 5-04 and 12-04.

(b)	The Company recorded its investment in its subsidiaries and VIEs under the equity method of accounting. Where the accumulated losses of the Company’s subsidiaries and VIEs exceeds the Company’s investment, the Company records accumulated losses in excess of its investment as a liability because a parent-subsidiary relationship exists. The Company recorded its share of the net income from the subsidiaries and VIEs as share of income from investments in subsidiaries and VIEs in its statements of comprehensive income.

(c)	The subsidiaries and VIEs did not pay any dividends to the Company for all years presented, except for the RMB224,100 of cash dividends distributed from Beijing Wangpin in October 2013. See Note 12 Taxation.

(d)	Certain information and footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been omitted. The footnote disclosures contain supplemental information relating to the operations of the Company and, as such, these statements should be read in conjunction with the notes to the consolidated financial statements of the Company.

(e)	The Company did not have any significant commitments or contingencies, long-term obligations or guarantees as of June 30, 2015, except for those which have been separately disclosed in the consolidated financial statements, if any.